TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade accounts receivable
TRADE ACCOUNTS RECEIVABLE:

	December 31, 2017	January 1, 2017

Trade accounts receivable	$248,419	$283,322
Allowance for doubtful accounts	(5,054)	(5,589)
	$243,365	$277,733
The movement in the allowance for doubtful accounts in respect of trade receivables was as follows:

	December 31, 2017	January 1, 2017

Balance, beginning of fiscal year	$(5,589)	$(4,601)
Bad debt recovery (expense)	(3,689)	92
Write-off of trade accounts receivable	4,224	524
Increase due to business acquisitions	—	(1,604)
Balance, end of fiscal year	$(5,054)	$(5,589)